Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 81	$ 84	$ 205
Future amortization expense next twelve months	5,725
Future amortization expense year two	5,696
Future amortization expense year three	5,614
Future amortization expense year four	1,360
Future amortization expense year five	22
Future amortization expense thereafter	29
Land use rights [Member]
Land Use Rights [Line Items]
Amortization expenses of land use rights	81	$ 84	$ 205
Future amortization expense next twelve months	81
Future amortization expense year two	81
Future amortization expense year three	81
Future amortization expense year four	81
Future amortization expense year five	81
Future amortization expense thereafter	$ 2,777